Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2060 Fund	May 30, 2023
Fidelity Freedom 2060 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.28%)
Past 5 years	5.14%
Since Inception	6.89%
Fidelity Freedom 2060 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.16%)
Past 5 years	3.27%
Since Inception	5.39%
Fidelity Freedom 2060 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.46%)
Past 5 years	3.86%
Since Inception	5.29%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.68%	[1]
F1032
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.41%
Since Inception	6.94%	[1]

[1]	A From August 5, 2014